Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories
Finished goods	$ 41,310	$ 41,557
Work in process	72,070	77,159
Raw materials	29,729	43,028
Supplies	665	817
Inventories	$ 143,774	$ 162,561